Borrowings and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Non-current financial liabilities	€ 1,833	€ 5,398
Current financial liabilities	7,262	9,846
Total financial liabilities	9,095	15,244
Advances
Disclosure of financial liabilities [line items]
Non-current financial liabilities	893	1,006
Current financial liabilities	274	274
Total financial liabilities	1,167
Non-convertible bonds
Disclosure of financial liabilities [line items]
Non-current financial liabilities	940	4,392
Current financial liabilities	3,454	3,025
Total financial liabilities	4,394
Convertible notes
Disclosure of financial liabilities [line items]
Current financial liabilities	1,400	1,699
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of financial liabilities [line items]
Current financial liabilities	2,134	4,834
Total financial liabilities	2,134
CIR due to NEFTYS 2018 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method		2,904
CIR due to NEFTYS 2019 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method		1,930
CIR due to NEFTYS 2020 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method	€ 2,134
Bank overdrafts
Disclosure of financial liabilities [line items]
Current financial liabilities		€ 15